Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Dunham Floating Rate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001420040_SupplementTextBlock

DUNHAM FUNDS

Dunham Floating Rate Bond Fund

Class A (DAFRX)

Class C (DCFRX)

Class N (DNFRX)

Supplement dated October 3, 2014 to the Statutory Prospectus and Summary Prospectus dated February 28, 2014

The following supersedes any contrary information contained in the current Statutory Prospectus and Summary Prospectus.

The purpose of this supplement is to describe the secured, committed line of credit that the Dunham Floating Rate Bond Fund (the Fund) has entered into. Effective immediately, the following replaces the second full paragraph under Principal Investment Strategies on page 9 of the Statutory Prospectus and the fifth full paragraph under Principal Investment Strategies on page 2 of the Summary Prospectus:

The Fund may invest up to 25% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign floating rate loans, including Yankee bonds. The Fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps (including interest rate swaps, inflation swaps and credit default swaps) for investment purposes and to manage risks identified by the Sub-Adviser.

The Fund currently participates in a secured, committed line of credit (Line of Credit) with a bank as a lender. The Line of Credit permits the Fund to borrow up to 33 1/3% of its total assets (including the amount borrowed). The Board of Trustees has authorized the Fund to borrow up to 10% of its net assets under the Line of Credit. The Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.